Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
19.	SHARE BASED COMPENSATION

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2021	42,708	$25.3
Granted	1,800	$11.6
Vested	(13,788)	$23.7
Unvested at December 31, 2022	30,720	$25.2
Granted	1,800	$11.1
Vested	(1,800)	$11.6
Unvested at December 31, 2023	30,720	$25.2

Among the outstanding restricted share units brought forward from December 31, 2020, 11,988 restricted shares were vest in May 2022. The remaining restricted share units will vest in January 2024 through February 2029, upon fulfilment of requisite service period by the employees.

On September 13, 2021, the Company granted and issued 1,800 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2021. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2021, 1,500 share were vested. The grant-date value of each restricted share units was $16.4 by reference to the closing price on September 13, 2021, and the total fair value of these restricted Class A Ordinary Share units aggregated $29,520.

On October 10, 2022, the Company granted and issued 1,800 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2022. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2022, 1,500 share were vested. The grant-date value of each restricted share units was $11.6 by reference to the closing price on October 10, 2022, and the total fair value of these restricted Class A Ordinary Share units aggregated $20,880.

On October 3, 2023, the Company granted and issued 1,800 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2023. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2023, 1,500 share were vested. The grant-date value of each restricted share units was $11.1 by reference to the closing price on October 3, 2023, and the total fair value of these restricted Class A Ordinary Share units aggregated $19,980.

For the years ended December 31, 2023, 2022 and 2021, the Company had share-based compensation expenses of $135,547, $160,777, and $211,832, respectively. As of December 31, 2023, the Company expected to incur share-based compensation expenses of $238,858 over a weighted average period of 2.9 years.

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2023	2022	2021
Selling and marketing expenses	$42,300	$61,607	$111,997
General and administrative expenses	93,247	99,170	99,826
Total share-based compensation expenses	$135,547	$160,777	$211,823